NOTE 14 - Convertible loan	12 Months Ended
Dec. 31, 2024
Notes
NOTE 14 - Convertible loan:

NOTE 14 – Convertible loan:

a.Convertible loan A:

In April 2022, the Company signed an agreement ("the Agreement") with certain lenders (the "Lenders"), according to which the Company authorized the sale and issuance to the Lenders of Convertible Loan (the "Convertible Loan") with aggregate principal amounts of $7,658 (CAD 10,034) closed in three tranches. The first tranche of $5,308 (CAD 6,878) closed on October13, 2022, the second tranche of $1,950 (CAD $2,613) closed on November 15, 2022, and the third tranche of $400 (CAD 543) closed on December 15, 2022, ("Principal Loan Amount"). The Principal Loan Amount, to the extent and for the period of time that such Principal Amount is unconverted, shall bear interest at a rate of 9% per annum from the closing date (the "Closing Date") up to and including the date that is 24 months following the Closing Date (the "Second Anniversary").

The Company paid finder's fees of $124 in connection with the transaction.

The Company will pay the Lenders, to the extent such interest is unconverted:

(a)any Interest accrued up to and including the date that is twelve months following the Closing Date (the “Anniversary”), on the Anniversary; and

(b)any Interest accrued between and including the dates that are one day following the Anniversary and twenty-four months following the Closing Date (the “Secondary Anniversary”), on the Second Anniversary.

The Convertible Loan shall mature on the date that is twenty-four months following the Closing Date (the “Maturity Date”). Any unconverted portion of the Principal Loan Amount will be paid on the Maturity Date.

The Lenders may, at any time prior to the Maturity Date, elect to convert any unconverted portion of the Principal Loan Amount together with the accrued Interest thereon (the “Remaining Amount”), into common shares in the capital of the Company as constituted on the date hereof (“Shares”) at the Conversion Price.

The conversion price is the price per Share (the “Conversion Price”) that is equal to:

(a)CAD 11.20, if the date of the receipt of such Conversion Notice by the Company occurs between and including the Closing Date and the date that is 90 days following the Closing Date;

(b)CAD 12.25, if the date of the receipt of such Conversion Notice by the Company occurs between and including the dates that are 91 days following the Closing Date and 180 days following the Closing Date;

(c)CAD 13.65, if the date of the receipt of such Conversion Notice by the Company occurs between and including the dates that are 181 days following the Closing Date and 270 days following the Closing Date;

(d)CAD 15.40, if the date of the receipt of such Conversion Notice by the Company occurs between and including the date that is 271 days following the Closing Date and the date that is one day prior to the Anniversary; or

(e)If the date of the receipt of such Conversion Notice by the Company occurs on or following the Anniversary the Discounted Conversion Price shall be:

•75% of the closing price of the Shares, on the principal exchange on which the Shares are listed (the “Exchange”), on the date of receipt of the Conversion Notice by the Company (the “Closing Price”) if the Closing Price is CAD 17.50 or less; or

•80% of the Closing Price, if the Closing Price is CAD 17.85 or greater.

In the event that the Discounted Conversion Price is less than CAD 9.10 per Share (the “Floor Price”), the Conversion Price will be equal to the Floor Price. In the event that the Discounted Conversion Price is greater than CAD 22.75 per Share, the Conversion Price shall not exceed:

•CAD 22.75, if the date of the receipt of such Conversion Notice by the Company occurs between and including the Anniversary and the date that is 90 days following the Anniversary;

•CAD 26.25, if the date of the receipt of such Conversion Notice by the Company occurs between and including the dates that are 91 days following the Anniversary and 180 days following the Anniversary;

•CAD 29.75, if the date of the receipt of such Conversion Notice by the Company occurs between and including the dates that are 181 days following the Anniversary and 270 days following the Anniversary; or

•CAD 33.25, if the date of the receipt of such Conversion Notice by the Company occurs between and including the date that is 271 days following the Anniversary and the date that is one day prior to the Maturity Date.

During 2024, the company issued 510,888 shares as a result of the conversion of $3,383 (principal and accrued interest) related to the Convertible loan A (see Note 12g).

The Convertible Loan is denominated in Canadian dollars and convertible into common shares based on the principal and interest balance. The conversion rate to common shares is variable as it depends on the Company's share price prevailing at specific dates on the stock exchange. Therefore, the convertible loan is a hybrid instruments that include a debt host contract and an embedded derivative liability.

As the instrument contains an embedded derivative, it has been designated at fair value through profit or loss on initial recognition and as such the embedded conversion feature is not separated. All transaction costs related to financial instruments designated as fair value through profit or loss are expense as incurred.

The component of fair value changes relating to the company’s own credit risk is recognized in other comprehensive income (“OCI”). Amounts recorded in OCI related to credit risk are not subject to recycling in profit or loss but are transferred to retained earnings when realized. Fair value changes relating to market risk are recognized in profit or loss. There was no change in the company company’s own credit risk since the issuance of the convertible notes.

The fair value of the Convertible Loans has been determined using the Binomial model. The following assumptions were used to determine the fair value of the Convertible Loans:

	December 31, 2024	December 31, 2023
Risk‐free interest rate	-	4.66%
Expected volatility	-	50%
Expected dividend yield	-	0%

Convertible loan A
Balance as of December 31, 2022	8,549
Income recognized in Profit or loss	(1,489)
Conversion of convertible loans (See note 12e)	(2,557)
Balance as of December 31, 2023	4,503
Loss recognized in Profit or loss	55
Conversion of convertible loans (See note 12g)	(3,344)
Repayment of principal and accrued interest (*)	(693)
Reclassification into Loans (**)	(521)
Balance as of December 31, 2024	-

Convertible loan A	As of Maturity Date	As of December 31, 2023
Carrying amount	-	4,503
Amount to be paid at Maturity Date (principal + accrued interest)	1,214	4,470

(*) On Maturity Date, the unconverted portion of Principal Loan Amount and any interest accrued up to and including the date that is twelve months following the Closing Date was amounted to $1,214. Following the Maturity Date and as of December 31, 2024, the Company repaid to Lenders an amount of $693.

(**) As of December 31, 2024, $521 of unconverted portion of Principal Loan Amount and any interest accrued up to and including the date that is twelve months following the Closing Date is due for payment and were reclassified into Loans (See note 10B).

b.Convertible loan B:

In March 2023, the Company signed an agreement ("the Agreement") with certain lenders (the "Lenders"), according to which the Company authorized the sale and issuance to the Lenders a convertible loan (the "Convertible Loan") with aggregate principal amounts of $10,077 (CAD 13,622) closed in two tranches. The first tranche of $8,710 (CAD 11,786) closed on October 30, 2023 and the second tranche of $1,367 (CAD $1,836) closed on December 22, 2023, ("Principal Loan Amount"). The Principal Loan Amount, to the extent and for the period of time that such Principal Amount is unconverted, shall bear interest at a rate of 12% per annum from the closing date (the "Closing Date") up to and including the date that is 24 months following the Closing Date (the "Second Anniversary").

The Company paid finder's fees of $148 in connection with the transaction.

The Company will pay the Lenders, to the extent such interest is unconverted:

(a)any interest accrued up to and including the date that is twelve months following the Closing Date (the “Anniversary”), on the Anniversary; and

(b)any interest accrued between and including the dates that are one day following the Anniversary and twenty-four months following the Closing Date (the “Secondary Anniversary”), on the Second Anniversary.

The Convertible Loan shall mature on the date that is twenty-four months following the Closing Date (the “Maturity Date”). Any unconverted portion of the Principal Loan Amount will be paid on the Maturity Date.

The Lenders may, at any time prior to the Maturity Date, elect to convert any unconverted portion of the Principal Loan Amount together with the accrued Interest thereon (the “Remaining Amount”), into common shares in the capital of the Company as constituted on the date hereof (“Shares”) at the Conversion Price.

The conversion price is the price per Share (the “Conversion Price”) that is equal to:

•80% of the closing price of the Shares, on the principal exchange on which the Shares are listed (the “Exchange”), on the date of receipt of the Conversion Notice by the Company (the “Closing Price”).

•In the event that the Discounted Conversion Price is less than CAD 8.40 per Share (the “Floor Price”), the Conversion Price will be equal to the Floor Price.

•In the event that the Discounted Conversion Price is greater than CAD 26.25 per Share (the “Ceiling Price”), the Conversion Price will be equal to the Ceiling Price.

An investor who invests a minimum amount of CAD 2,700,000 will also receive upon closing an additional warrant (the "Major Investment Warrant") for each CAD 10.50 invested. Each Major Investment Warrant will be exercisable for a period of 24 months from the Closing Date of the convertible loan to purchase a common share of the Company at CAD 10.50 per share. On October 30, 2023, the Company issued 518,174 Major Investment Warrants. At the Issuance date these Warrants were classified as Derivative liability (see note 9).

On March 28, 2024, all Major Investment Warrant holders agreed to convert the exercise price of the warrants from CAD to the equivalent in USD, based on the exchange rate at the dated of the approval of the Canadian Securities Exchange. Since the warrants have an exercise price denominated in USD which is the Company’s functional currency, the Company reclassified the Major Investment Warrants as an equity instrument.

As an incentive for early conversion, any investor who converts their investment amount within 12 months following the Closing Date of the convertible loan will receive a warrant for each CAD 10.50 converted (the "Early Conversion Warrant"). Each Early Conversion Warrant will be exercisable to purchase a common share of the Company at an exercise price of CAD 10.50 per share for a period expiring on the Maturity Date of the convertible loan.

On March 28, 2024, all Early Conversion Warrant holders agreed to convert the exercise price of the warrants from CAD to the equivalent in USD, based on the exchange rate at the dated of the approval of the Canadian Securities Exchange. Since the warrants have an exercise price denominated in USD, which is the Company’s functional currency, the Company reclassified the Early Conversion Warrants as an equity instrument.

During 2024, the company issued 1,699,018 shares as a result of the conversion of $10,500 (principal and accrued interest) related to the Convertible loan B and 1,359,216 Early Conversion Warrants to purchase shares of the Company at USD 7.77 per share. 1,178,501 warrants will expire on October 30, 2025, and 180,715 warrants will expire on December 22, 2025 (see Note 12g).

The Convertible Loan is denominated in Canadian dollars and convertible into common shares based on the principal and interest balance. The conversion rate to common shares is variable as it depends on the Company's share price prevailing at specific dates on the stock exchange. Therefore, the convertible loan is a hybrid instrument that includes a debt host contract and an embedded derivative liability.

As the instrument contains an embedded derivative, it has been designated at fair value through profit or loss on initial recognition and as such the embedded conversion feature is not separated. All transaction costs related to financial instruments designated as fair value through profit or loss are expensed as incurred.

The component of fair value changes relating to the company’s own credit risk is recognized in OCI. Amounts recorded in OCI related to credit risk are not subject to recycling in profit or loss but are transferred to retained earnings when realized. Fair value changes relating to market risk are recognized in profit or loss. There was no change in the company company’s own credit risk since the issuance of the convertible notes.

The fair value of the Convertible Loans has been determined using the Binomial model. The following assumptions were used to determine the fair value of the Convertible Loans:

	December 31, 2024	December 31, 2023
Risk‐free interest rate	-	4.17%
Expected volatility	-	50%

Convertible loan B
Balance as of December 31, 2022	-
Issuance of Convertible loan	10,077
Loss recognized in Profit or loss	1,650
Balance as of December 31, 2023	11,727
Conversion of convertible loans (See note 12g)	(14,275)
Loss recognized in Profit or loss	2,548
Balance as of December 31, 2024	-

Convertible loan B	As of Maturity Date	As of December 31, 2023
Carrying amount	-	11,727
Amount to be paid at maturity date (principal + accrued interest)	-	10,342

c.Convertible loan C:

In April 2023, the Company signed an agreement ("the Agreement") with certain lenders (the "Lenders"), according to which the Company authorized the sale and issuance to the Lenders a convertible loan (the "Convertible Loan") with aggregate principal amounts of $3,440 (CAD 4,642) ("Principal Loan Amount"). The Principal Loan Amount, to the extent and for the period of time that such Principal Amount is unconverted, shall bear interest at a rate of 9% per annum from the closing date (the "Anniversary"). The Company will pay the Lenders, to the extent such interest is unconverted any interest accrued up to and including the date that is twelve months following the Closing Date on the Anniversary.

The Company paid the finder’s fees of $31 in connection with the transaction.

The Convertible Loan shall mature on the date that is twelve months following the Closing Date (the “Maturity Date”). Any unconverted portion of the Principal Loan Amount will be paid on the Maturity Date.

The Lenders may, at any time prior to the Maturity Date, elect to convert any unconverted portion of the Principal Loan Amount together with the accrued Interest thereon (the “Remaining Amount”), into common shares in the capital of the Company as constituted on the date hereof (“Shares”) at the Conversion Price.

The conversion price is CAD 7.00 per share (the "Conversion Price").

During 2024, the company issued 730,976 shares as a result of the conversion of $3,764 (principal and accrued interest) related to Convertible loan C (see Note 12g).

The Convertible Loans are denominated in Canadian dollars and convertible into common shares based on the principal and interest balance. Therefore, the convertible loan is a hybrid instrument that includes a debt host contract and an embedded derivative liability.

As the instrument contains an embedded derivative, it has been designated at fair value through profit or loss on initial recognition and as such the embedded conversion feature is not separated. All transaction costs related to financial instruments designated as fair value through profit or loss are expensed as incurred.

The component of fair value changes relating to the company’s own credit risk is recognized in other comprehensive income. Amounts recorded in OCI related to credit risk are not subject to recycling in profit or loss but are transferred to retained earnings when realized. Fair value changes relating to market risk are recognized in profit or loss. There was no change in the company company’s own credit risk since the issuance of the convertible notes.

The fair value of the Convertible Loans has been determined using the Binomial model. The following assumptions were used to determine the fair value of the Convertible Loans:

	December 31, 2024	December 31, 2023
Risk‐free interest rate	-	4.66%
Expected volatility	-	50%
Expected dividend yield	-	0%

Convertible loan C
Balance as of December 31, 2022	-
Issuance of Convertible loan	3,440
Loss recognized in Profit or loss	863
Balance as of December 31, 2023	4,303
Conversion of convertible loans (See note 12g)	(5,203)
Loss recognized in Profit or loss	900
Balance as of December 31, 2024	-

Convertible loan C	As of Maturity Date	As of December 31, 2023
Carrying amount	-	4,303
Amount to be paid at maturity date (principal + accrued interest)	-	3,638